Investments - Summary of Long -Term Investments By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 57,735	$ 35,257
Brazil
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	55,930	33,490
Other
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,805	$ 1,767